Equity and Debt Financing Agreements - Fair Value Option Quantitative Disclosures (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity And Debt Financing Agreements
Embedded conversion option liability fair value	$ 7,785,824,000	$ 2,151,502,000
Note inception date fair value allocated to debt discount	1,587,000	6,329,600,000	2,160,700,000
Note inception date fair value allocated to other expense	772,000	3,647,873,000	681,137,000
Reclassification of derivative liability to equity upon debt conversion	(1,876,000)	(3,122,354,000)	(207,608,000)
Change in fair value	(1,119,000)	(1,220,797,000)	(482,727,000)
Embedded conversion option liability fair value	$ 7,150,000	$ 7,785,824,000	$ 2,151,502,000